Unaudited Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash Flows From Operating Activities:
Net income:	$ 72,038	$ 70,613
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	50,569	50,411
Amortization of debt discount	(321)	(484)
Amortization of prepaid lease rentals	2,477	2,470
Amortization and write-off of financing costs	885	946
Amortization of deferred dry-docking and special survey	3,940	3,583
Equity based payments	2,747	5,383
Gain on derivative instruments, net	(84)	(11,923)
Equity loss on investments	405	47
Changes in operating assets and liabilities:
Accounts receivable	(1,089)	1,062
Due from related parties	2,265	(1,876)
Inventories	(196)	(2,093)
Insurance claims receivable	(2,040)	(542)
Prepayments and other	(641)	(1,172)
Accounts payable	1,238	758
Due to related parties	(139)	0
Accrued liabilities	319	4,517
Unearned revenue	(4,595)	(112)
Other current liabilities	(71)	(105)
Dry-dockings	(5,868)	(2,650)
Accrued charter revenue	(2,067)	1,386
Net Cash provided by Operating Activities	119,772	120,219
Cash Flows From Investing Activities:
Equity method investments	(11,715)	(17,596)
Debt securities capital redemption	46	0
Additions to vessel cost	(2,563)	(1,491)
Net cash used in Investing Activities	(14,232)	(19,087)
Cash Flows From Financing Activities:
Offering proceeds, net of related expenses	0	96,616
Capital lease repayment	(7,125)	(6,605)
Proceeds from long-term debt	39,000	0
Repayment of long-term debt	(92,630)	(98,691)
Payment of financing costs	(682)	0
Dividends paid	(54,305)	(48,836)
Decrease in restricted cash	9,836	3,237
Net Cash used in Financing Activities	(105,906)	(54,279)
Net increase / (decrease) in cash and cash equivalents	(366)	46,853
Cash and cash equivalents at beginning of the period	100,105	113,089
Cash and cash equivalents at end of the period	99,739	159,942
Supplemental Cash Information:
Cash paid during the period for interest	$ 23,031	$ 22,928